Operating Revenue - Disaggregation of Operating Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 695,692	¥ 674,392	¥ 670,907
Revenue from sales of products and others	72,378	71,525	65,912
Operating revenue	768,070	745,917	736,819
Voice services [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	78,782	88,624	108,083
Others [member]
Disclosure of products and services [line items]
Revenue from telecommunications services	19,900	20,743	20,741
Data services-SMS&MMS [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	29,485	28,648	28,800
Data services-Wireless data traffic [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	385,679	384,999	383,297
Data services-Wireline broadband [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	80,808	68,835	54,285
Data services-Applications and information services [Member]
Disclosure of products and services [line items]
Revenue from telecommunications services	¥ 101,038	¥ 82,543	¥ 75,701